GUIDESTONE FUNDS

Supplement dated May 23, 2008

to

Prospectus dated May 1, 2008

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I. CHANGES TO CATEGORY AND NAMES OF BLENDED FUNDS

Effective on or about June 1, 2008, the “Blended Funds” shall be referred to as the “Asset Allocation Funds”; the “Flexible Income Fund” shall be renamed the “Conservative Allocation Fund”; the “Growth & Income Fund” shall be renamed the “Balanced Allocation Fund”; the “Capital Opportunities Fund” shall be renamed the “Growth Allocation Fund”; the “Global Equity Fund” shall be renamed the “Aggressive Allocation Fund”; the “Flexible Income Fund I” shall be renamed the “Conservative Allocation Fund I”; the “Growth & Income Fund I” shall be renamed the “Balanced Allocation Fund I”; the “Capital Opportunities Fund I” shall be renamed the “Growth Allocation Fund I”; and the “Global Equity Fund I” shall be renamed the “Aggressive Allocation Fund I.” There will be no change in the investment objectives, principal investment strategies or principal risks of the Asset Allocation Funds as a result of these name changes.

II. CHANGES TO PRINCIPAL INVESTMENT STRATEGY FOR

BALANCED ALLOCATION AND GROWTH ALLOCATION FUNDS

Effective on or about June 1, 2008, changes to the investment policies and risks of the Balanced Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund I and Growth Allocation Fund I will be implemented to: (1) add a new investment allocation to the Global Bond Fund for each such Fund, (2) decrease each such Fund’s target investment allocation to the Medium-Duration Bond Fund and Extended-Duration Bond Fund, and (3) decrease the Balanced Allocation Fund’s and Balanced Allocation Fund I’s potential range of investment allocation to the Medium-Duration Bond Fund and Extended-Duration Bond Fund.

The tables showing the target and potential ranges in allocating the Balanced Allocation Fund’s and the Balanced Allocation Fund I’s assets among the Select Funds included in the Balanced Allocation Fund and the Balanced Allocation Fund I Summaries on pages 36 and 55, respectively, of the Prospectus should be deleted in their entirety and replaced with the following:

Asset Class	Target	Range
Bond Select Funds	50%	35-65%
U.S. Equity Select Funds	35%	25-50%
Non-U.S. Equity Select Fund	15%	5-25%

Select Fund
Equity Index	3%	0-10%
Value Equity	14%	5-25%
Growth Equity	14%	5-25%
Small Cap Equity	4%	0-10%
International Equity	15%	5-25%
Money Market	2%	0-10%
Low-Duration Bond	13%	5-25%
Medium-Duration Bond	22%	10-35%
Extended-Duration Bond	8%	2-15%
Global Bond	5%	0-10%

The tables showing the target and potential ranges in allocating the Growth Allocation Fund’s and the Growth Allocation Fund I’s assets among the Select Funds included in the Growth Allocation Fund and the Growth Allocation Fund I Summaries on pages 41 and 59, respectively, of the Prospectus should be deleted in their entirety and replaced with the following:

Asset Class	Target	Range
Bond Select Funds	25%	15-35%
U.S. Equity Select Funds	52%	40-65%
Non-U.S. Equity Select Fund	23%	10-35%

Select Fund
Equity Index	5%	2-15%
Value Equity	21%	15-35%
Growth Equity	21%	15-35%
Small Cap Equity	5%	0-10%
International Equity	23%	10-35%
Money Market	2%	0-10%
Low-Duration Bond	5%	0-10%
Medium-Duration Bond	11%	5-25%
Extended-Duration Bond	4%	0-10%
Global Bond	3%	0-10%

i

Effective on or about June 1, 2008, the decrease of the Balanced Allocation Fund’s, Growth Allocation Fund’s, Balanced Allocation Fund I’s and Growth Allocation Fund I’s target investment allocation to the Medium-Duration Bond Fund and Extended-Duration Bond Fund and the addition of a new investment allocation to the Global Bond Fund as described above will result in an increase in the amount of acquired funds fees and expenses that the Balanced Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund I and Growth Allocation Fund I pay.

Effective on or about June 1, 2008, the Balanced Allocation Fund’s Fees and Expenses table on page 39 and Expense Example on page 40 of the Prospectus should be deleted in their entirety and replaced with the following:

	GS4 Class	GS6 Class

Shareholder Fees	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%
Distribution (12b-1) fee (1)	None	0.10%
Other expenses (2)	0.02%	0.20%

Total Fund operating expenses	0.12%	0.40%
Fee waiver and expense reimbursement (3)	0.00%	0.05	%(4)

Net Fund operating expenses	0.12%	0.45%
Acquired Fund fees and expenses (Select Funds) (5)	0.80%	0.80%

Net Fund operating expenses and Acquired Fund fees and expenses	0.92%	1.25%

(1)	The Fund invests in the GS4 Class shares of certain Select Funds, which charge a shareholder service and recordkeeping fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific and have been restated to reflect current expenses.

(3)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.12% for the GS4 Class and 0.45% for the GS6 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. The information in the table has been restated to reflect the contractual waiver and reimbursement that became effective September 1, 2007.

(4)	Due to the repayment provision referenced in footnote 3 above, the Adviser was repaid a portion of expenses previously reimbursed by the Adviser.

(5)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are estimates based on the Fund’s target allocation among the Select Funds effective on or about June 1, 2008, and the net expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2007, which have been restated to reflect current fees for certain of the Select Funds that became effective September 1, 2007, and to reflect current management fees for the Global Bond Fund, which became effective on or about June 1, 2008. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$94	$293	$509	$1,131
GS6 Class	$127	$386	$664	$1,459

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2009. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Effective on or about June 1, 2008, the Growth Allocation Fund’s Fees and Expenses table on page 44 and Expense Example on page 45 of the Prospectus should be deleted in their entirety and replaced with the following:

	GS4 Class	GS6 Class

Shareholder Fees	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%
Distribution (12b-1) fee (1)	None	0.10%
Other expenses (2)	0.03%	0.22%

Total Fund operating expenses	0.13%	0.42%
Fee waiver and expense reimbursement (3)	(0.01)%	0.03	%(4)

Net Fund operating expenses	0.12%	0.45%
Acquired Fund fees and expenses (Select Funds) (5)	0.88%	0.88%

Net Fund operating expenses and Acquired Fund fees and expenses	1.00%	1.33%

(1)	The Fund invests in the GS4 Class shares of certain Select Funds, which charge a shareholder service and recordkeeping fee of 0.19% . This fee is in addition to the distribution (12b-1) fee described above.

(2)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific and have been restated to reflect current expenses.

(3)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.12% for the GS4 Class and 0.45% for the GS6 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. The information in the table has been restated to reflect the contractual waiver and reimbursement that became effective September 1, 2007.

(4)	Due to the repayment provision referenced in footnote 3 above, the Adviser was repaid a portion of expenses previously reimbursed by the Adviser.

(5)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are estimates based on the Fund’s target allocation among the Select Funds effective on or about June 1, 2008, and the net expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2007, which have been restated to reflect current fees for certain of the Select Funds that became effective September 1, 2007, and to reflect current management fees for the Global Bond Fund, which became effective on or about June 1, 2008. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$102	$321	$557	$1,235
GS6 Class	$135	$415	$716	$1,570

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2009. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Effective on or about June 1, 2008, the Balanced Allocation Fund I’s Fees and Expenses table and Expense Example on page 58 of the Prospectus should be deleted in their entirety and replaced with the following:

	GS2 Class
Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%
Distribution (12b-1) fee	None
Other expenses (1)	0.03%

Total Fund operating expenses	0.13%
Fee waiver and expense reimbursement (2)	0.02	%(3)

Net Fund operating expenses	0.15%
Acquired Fund fees and expenses (Select Funds) (4)	0.63%

Net Fund operating expenses and Acquired Fund fees and expenses	0.78%

(1)	“Other expenses” include blue sky, printing and transfer agency fees and have been restated to reflect current expenses.

(2)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.15%. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. The information in the table has been restated to reflect the contractual waiver and reimbursement that became effective September 1, 2007.

(3)	Due to the repayment provision referenced in footnote 2, the Adviser was repaid a portion of expenses previously reimbursed by the Adviser.

(4)	The Fund’s shareholders indirectly bear the expenses of the GS2 Class shares of the Select Funds and of the GS4 Class shares of the Global Bond Fund in which the Fund invests. These indirect expenses are estimates based on the Fund’s target allocation among the Select Funds effective on or about June 1, 2008, and the net expenses of the GS2 Class shares of the Select Funds for the fiscal year ended December 31, 2007, which have been restated to reflect current fees for certain of the Select Funds that became effective September 1, 2007, and to reflect current management fees of the GS4 Class shares of the Global Bond Fund, which became effective on or about June 1, 2008. For the expense ratio of the GS2 Class of each of the Select Funds and of the GS4 Class of the Global Bond Fund, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$80	$245	$424	$944

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2009. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Effective on or about June 1, 2008, the Growth Allocation Fund I’s Fees and Expense table and Expense Example on page 62 of the Prospectus should be deleted in their entirety and replaced with the following:

GS2 Class
Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%
Distribution (12b-1) fee	None
Other expenses (1)	0.05%

Total Fund operating expenses	0.15%
Fee waiver and expense reimbursement (2)	0.00%

Net Fund operating expenses	0.15%
Acquired Fund fees and expenses (Select Funds) (3)	0.72%

Net Fund operating expenses and Acquired Fund fees and expenses	0.87%

(1)	“Other expenses” include blue sky, printing and transfer agency fees and have been restated to reflect current expenses.

(2)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.15%. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. The information in the table has been restated to reflect the contractual waiver and reimbursement that became effective September 1, 2007.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS2 Class shares of the Select Funds and of the GS4 Class shares of the Global Bond Fund in which the Fund invests. These indirect expenses are estimates based on the Fund’s target allocation among the Select Funds effective on or about June 1, 2008, and the net expenses of the GS2 Class shares of the Select Funds for the fiscal year ended December 31, 2007, which have been restated to reflect current fees for certain of the Select Funds that became effective September 1, 2007, and to reflect current management fees of the GS4 Class shares of the Global Bond Fund, which became effective on or about June 1, 2008. For the expense ratio of the GS2 Class of each of the Select Funds and of the GS4 Class of the Global Bond Fund, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$89	$278	$482	$1,073

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2009. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

III. ADDITIONAL RISKS FOR CERTAIN ASSET ALLOCATION FUNDS

Effective on or about June 1, 2008, additional disclosure regarding the investment in high yield securities is being added to pages 37 and 56 for the Balanced Allocation Fund and Balanced Allocation Fund I, respectively.

v

The following paragraph should be added to the section titled “Principal Risks” for the Balanced Allocation Fund and Balanced Allocation Fund I:

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

Effective on or about June 1, 2008, additional disclosure regarding the investment in obligations of U.S. government agencies and instrumentalities is being added to pages 32, 37, 42, 52, 56 and 60 for the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I and Growth Allocation Fund I, respectively.

The following paragraph should be added to the section titled “Principal Risks” for the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, and Growth Allocation Fund I:

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

IV. INFORMATION REGARDING THE GLOBAL BOND FUND

Effective on or about June 1, 2008, the Global Bond Fund will be open to individual investors for direct investment. In the Introduction section on page 4 of the Prospectus, the footnote stating that the Global Bond Fund is not available for individual investment should be deleted.

Effective on or about June 1, 2008, Loomis, Sayles & Company, L.P. will serve as a sub-adviser to the Global Bond Fund. Western Asset Management Company and Western Asset Management Company Limited will also continue to act as sub-advisers to the Fund. Concurrent with this change, the aggregate management fees for the Global Bond Fund will increase as shown in the fee table below.

The table describing the estimated fees and expenses that you may pay if you buy and hold shares of the GS4 Class of the Global Bond Fund on page 86 of the Prospectus should be deleted in its entirety and replaced with the following:

GS4 Class
Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee (1)	0.48%
Distribution (12b-1) fee	None
Other expenses (2)	0.40%

Total Fund operating expenses (3)	0.88%
Fee waiver and expense reimbursement (4)	0.00%

Net Fund operating expenses	0.88%
Acquired Fund fees and expenses (5)	0.03%

Net Fund operating expenses and Acquired Fund fees and expenses	0.91%

(1)	Management fees have been restated to reflect current fees effective on or about June 1, 2008.

(2)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific and have been restated to reflect current expenses.

(3)	Effective on or about June 1, 2008, a percentage of assets of each of Balanced Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund I and Growth Allocation Fund I will be allocated to the Global Bond Fund. These changes will result in a decrease in total fund operating expenses to 0.78% for the current fiscal year.

(4)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.02% for the GS4 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. The information in the table has been restated to reflect the contractual waiver and reimbursement that became effective September 1, 2007.

(5)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Money Market Fund in which the Fund invests. These indirect expenses are based on the net expenses of the GS4 Class shares of the Money Market Fund for the fiscal year ended December 31, 2007. For the expense ratio of the GS4 Class of the Money Market Fund, see the fee table of the Money Market Fund in this Prospectus.

The following footnote, applicable to the Global Bond Fund, shall be added to the table listing the monthly aggregate management fees for each Fund on page 113 of the Prospectus:

(3)	The aggregate management fees for the Global Bond Fund increased effective on or about June 1, 2008. Had the current fees been in place during the last fiscal year, the Global Bond Fund would have paid aggregate management fees at the annual percentage rate of 0.47% of its average daily net assets.

The following shall be inserted under the heading “Global Bond Fund” on page 118 of the Prospectus:

Loomis, Sayles & Company, L.P., (“Loomis”) Boston, Massachusetts: Established in 1926, Loomis manages approximately $129.9 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients as of December 31, 2007. The following individuals have primary responsibility for the day-to-day management of Loomis’ portion of the Global Bond Fund: Daniel J. Fuss, CFA, CIC, serves as portfolio manager. With over 49 years in the investment industry, Mr. Fuss has been with Loomis since 1976. He holds the positions of Executive Vice President and Vice Chairman. Kathleen C. Gaffney, CFA, assists Mr. Fuss as a portfolio manager, has been with Loomis since 1984 and has over 23 years of experience in the investment industry. Matthew J. Eagan, CFA, serves as associate portfolio manager, has been with Loomis since 1997 and has over 18 years of investment industry experience. Elaine M. Stokes serves as associate portfolio manager, has been with Loomis since 1988 and has over 20 years of investment industry experience. Mr. Eagan, Ms. Stokes and Ms. Gaffney each hold a position of Vice President. The associate portfolio managers are actively involved in formulating overall strategy for Loomis’ portion of the Global Bond Fund but are not the primary decision makers.

V. CHANGES TO ACQUIRED FUND FEES AND EXPENSES FOR

MyDESTINATION 2005 FUND, MyDESTINATION 2015 FUND,

MyDESTINATION 2025 FUND AND MyDESTINATION 2035 FUND

Effective on or about June 1, 2008, the “Acquired Fund fees and expenses” in the Fees and Expenses table of the MyDestination 2005 Fund, MyDestination 2015 Fund, MyDestination 2025 Fund and MyDestination 2035 Fund will increase due to the change in fees described above for the Global Bond Fund, in which each of these Funds invest.

Effective on or about June 1, 2008, the MyDestination 2005 Fund’s Fees and Expenses table and Expense Example on page 10 of the Prospectus should be deleted in their entirety and replaced with the following:

	GS4 Class	GS6 Class

Shareholder Fees	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%
Other expenses (1)	0.33%	2.67%

Total Fund operating expenses	0.43%	2.87%
Fee waiver and expense reimbursement (2)	(0.23)%	(2.37)%

Net Fund operating expenses	0.20%	0.50%
Acquired Fund fees and expenses (Select Funds) (3)	0.72%	0.72%

Net Fund operating expenses and Acquired Fund fees and expenses	0.92%	1.22%

(1)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific and have been restated to reflect current expenses.

(2)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class and 0.50% for the GS6 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds and other funds in which the Fund invests. These indirect expenses are estimates based on the Fund’s target allocation among the Select Funds and other funds effective April 1, 2008, and the net expenses of the GS4 Class shares of the Select Funds and other funds for the fiscal year ended December 31, 2007, which have been restated to reflect current fees for certain of the Select Funds, that became effective September 1, 2007. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$94	$343	$611	$1,377
GS6 Class	$124	$880	$1,657	$3,698

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2009. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Effective on or about June 1, 2008, the MyDestination 2015 Fund’s Fees and Expenses table and Expense Example on page 15 of the Prospectus should be deleted in their entirety and replaced with the following:

	GS4 Class	GS6 Class

Shareholder Fees	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%
Other expenses (1)	0.14%	2.34%

Total Fund operating expenses	0.24%	2.54%
Fee waiver and expense reimbursement (2)	(0.04)%	(2.04)%

Net Fund operating expenses	0.20%	0.50%
Acquired Fund fees and expenses (Select Funds) (3)	0.82%	0.82%

Net Fund operating expenses and Acquired Fund fees and expenses	1.02%	1.32%

(1)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific and have been restated to reflect current expenses.

(2)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class and 0.50% for the GS6 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds and other funds in which the Fund invests. These indirect expenses are estimates based on the Fund’s target allocation among the Select Funds and other funds effective April 1, 2008, and the net expenses of the GS4 Class shares of the Select Funds and other funds for the fiscal year ended December 31, 2007, which have been restated to reflect current fees for certain of the Select Funds, that became effective September 1, 2007. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$104	$333	$581	$1,291
GS6 Class	$134	$843	$1,574	$3,511

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2009. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Effective on or about June 1, 2008, the MyDestination 2025 Fund’s Fees and Expenses table and Expense Example on page 20 of the Prospectus should be deleted in their entirety and replaced with the following:

	GS4 Class	GS6 Class

Shareholder Fees	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%
Other expenses (1)	0.20%	2.05%

Total Fund operating expenses	0.30%	2.25%
Fee waiver and expense reimbursement (2)	(0.10)%	(1.75)%

Net Fund operating expenses	0.20%	0.50%
Acquired Fund fees and expenses (Select Funds) (3)	0.93%	0.93%

Net Fund operating expenses and Acquired Fund fees and expenses	1.13%	1.43%

(1)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific and have been restated to reflect current expenses.

(2)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class and 0.50% for the GS6 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds and other funds in which the Fund invests. These indirect expenses are estimates based on the Fund’s target allocation among the Select Funds and other funds effective April 1, 2008, and the net expenses of the GS4 Class shares of the Select Funds and other funds for the fiscal year ended December 31, 2007, which have been restated to reflect current fees for certain of the Select Funds, that became effective September 1, 2007. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$115	$380	$666	$1,480
GS6 Class	$146	$816	$1,512	$3,364

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2009. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Effective on or about June 1, 2008, the MyDestination 2035 Fund’s Fees and Expenses table and Expense Example on page 25 of the Prospectus should be deleted in their entirety and replaced with the following:

	GS4 Class	GS6 Class

Shareholder Fees	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%
Other expenses (1)	0.54%	2.77%

Total Fund operating expenses	0.64%	2.97%
Fee waiver and expense reimbursement (2)	(0.44)%	(2.47)%

Net Fund operating expenses	0.20%	0.50%
Acquired Fund fees and expenses (Select Funds) (3)	1.00%	1.00%

Net Fund operating expenses and Acquired Fund fees and expenses	1.20%	1.50%

(1)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific and have been restated to reflect current expenses.

(2)	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class and 0.50% for the GS6 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2009. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds and other funds in which the Fund invests. These indirect expenses are estimates based on the Fund’s target allocation among the Select Funds and other funds effective April 1, 2008, and the net expenses of the GS4 Class shares of the Select Funds and other funds for the fiscal year ended December 31, 2007, which have been restated to reflect current fees for certain of the Select Funds, that became effective September 1, 2007. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$122	$474	$850	$1,907
GS6 Class	$153	$983	$1,830	$4,027

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2009. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

VI. CHANGES TO ELIGIBILITY REQUIREMENTS FOR GS2 AND GS6 CLASS SHARES

Under the heading “Shareholder Information” on page 126 of the Prospectus, the paragraphs describing eligibility requirements for GS2 Class shares and GS6 Class shares should be deleted in their entirety and replaced with the following:

GS2 Class shares of the Funds are sold only to (a) accounts administered by GuideStone Financial Resources for cooperating Southern Baptist foundations and other Southern Baptist organizations in states where no affiliated Southern Baptist foundation is situated; (b) accounts for the Prior Plans and the Standard Plans in accordance with their respective Eligibility Schedules; (c) other accounts for organizations GuideStone Financial Resources is authorized to serve; and (d) Outside Service Plans of organizations with total retirement plan assets invested in GuideStone Funds in excess of $50 million upon selection of this class by a fiduciary for the plan other than GuideStone Financial Resources. In addition, Plans and accounts eligible for the GS2 Class shares of the Funds shall also be eligible for the GS4 Class shares of the Global Bond Fund and the Real Estate Securities Fund.

GS6 Class shares of the Funds are sold only to (a) accounts for Standard Plans in accordance with the Standard Plan Eligibility Schedule shown below; (b) accounts for Outside Service Plans upon selection of this class by a fiduciary for the plan other than GuideStone Financial Resources; (c) health savings accounts (“HSAs”) provided or made available by GuideStone Financial Resources; and (d) custodial accounts for ministers and employees of tax-exempt organizations and public schools (“TSAs”) as described in Section 403(b)(7) of the Code provided or made available by GuideStone Financial Resources. In addition, Plans and accounts eligible for the GS6 Class shares of the Funds shall also be eligible for the GS4 Class shares of the Global Bond Fund and the Real Estate Securities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated May 23, 2008

to

Statement of Additional Information dated May 1, 2008

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Blended Funds. Effective on or about June 1, 2008, the “Blended Funds” shall be referred to as the “Asset Allocation Funds”; the “Flexible Income Fund” shall be renamed the “Conservative Allocation Fund”; the “Growth & Income Fund” shall be renamed the “Balanced Allocation Fund”; the “Capital Opportunities Fund” shall be renamed the “Growth Allocation Fund”; the “Global Equity Fund” shall be renamed the “Aggressive Allocation Fund”; the “Flexible Income Fund I” shall be renamed the “Conservative Allocation Fund I”; the “Growth & Income Fund I” shall be renamed the “Balanced Allocation Fund I”; the “Capital Opportunities Fund I” shall be renamed the “Growth Allocation Fund I”; and the “Global Equity Fund I” shall be renamed the “Aggressive Allocation Fund I.” There will be no change in the investment objectives, principal investment strategies or principal risks of the Asset Allocation Funds as a result of these name changes.

Global Bond Fund. Effective on or about June 1, 2008, Loomis, Sayles & Company, L.P. shall serve as one of the sub-advisers to the Global Bond Fund. Western Asset Management Company and Western Asset Management Company Limited will also continue to act as sub-advisers to the Fund.

In the section describing Control Persons of Sub-Advisers, the following paragraph should be inserted below “Global Bond Fund” on page 42 of the SAI:

Loomis, Sayles & Company, L.P. (“Loomis”), Boston Massachusetts: Loomis is a limited partnership whose general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of Natixis Global Asset Management, L.P., (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly or indirectly, by three large French financial services entities: Natixis, an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne (“CNCE”), a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Fédérale des Banques Populaires (“BFBP”), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered addressof BFBP is 5, rue Leblanc, 75011 Paris, France.

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The Other Accounts Managed chart on page 49 of the SAI is amended to replace in its entirety the information under the section entitled “Loomis, Sayles & Company, L.P.” with the following information:

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within
each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based
							in the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Loomis, Sayles & Company, L.P. †
Daniel J. Fuss	15	$37,354	4	$744	80	$10,006	N/A	N/A	N/A	N/A	4	$900
Kathleen C. Gaffney	10	$34,254	N/A	N/A	55	$4,021	N/A	N/A	N/A	N/A	1	$189
Matthew J. Eagan	10	$34,254	N/A	N/A	48	$2,472	N/A	N/A	N/A	N/A	1	$285
Elaine M. Stokes	14	$35,982	N/A	N/A	50	$1,718	N/A	N/A	N/A	N/A	1	$189

†	The information for Loomis, Sayles & Company, L.P. is provided as of March 31, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ii